Equity-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangements [Abstract]
Disclosure of number and weighted average exercise prices of other equity instruments
The below table summarizes unvested share movements for all Alcon equity-based incentive plans through December 31, 2022 and 2021:

	2022			2021
	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions	Number of shares in thousands	Weighted average fair value at grant date in $	Fair value at grant date in $ millions
Unvested shares at January 1	5,627	60.96	343	5,417	54.90	297
Granted
Restricted awards	1,453	76.61	111	1,456	72.05	105
Performance awards	518	74.48	39	429	72.71	31
Vested	(2,447)	55.48	(136)	(1,258)	50.94	(64)
Forfeited	(358)	71.74	(26)	(417)	62.50	(26)
Unvested shares at December 31	4,793	69.16	331	5,627	60.96	343

Summary of shares authorized
The below table summarizes the number of shares authorized under the plans as of December 31, 2022:

(thousands)	Authorized shares
Long-term Incentive Plan	20,000
Deferred Bonus Stock Plan(1)	1,500
Swiss Employee Share Ownership Plan	475
Other share savings plans	275
Total	22,250
(1)    Beginning in 2020, the annual incentives for the Alcon CEO and certain senior-level associates no longer include deferrals of compensation in the form of equity-based awards subject to the provisions of this plan. No grants were issued under this plan in 2022 and 2021.